INCOME TAXES (Schedule of Components of Tax Benefit (Expense) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income (Loss) before income tax
PRC	$ 22,416,826	$ (2,748,982)	$ (244,731,725)
Other jurisdictions	(26,818,332)	(31,234,691)	(16,910,484)
Loss before income tax, non-controlling interests	(4,401,506)	$ (33,983,673)	(261,642,209)
Current tax benefit (expense)
PRC			(36,084)
Other jurisdictions	(218,556)	$ 256,071	(2,850,524)
Subtotal	(218,556)	256,071	(2,886,608)
Deferred tax benefit (expense)
PRC	97,189	(4,595,374)	3,119,511
Other jurisdictions	(552,249)	4,689,183	2,489,812
Subtotal	(455,060)	93,809	5,609,323
Total income tax benefit (expense)	$ (673,616)	$ 349,880	$ 2,722,715